Income and related expenses (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Interchange fees	$ 1,187,857	$ 917,373	$ 471,505
Late fees	180,688	104,499	48,378
Recharge fees	48,711	77,469	26,857
Rewards revenue	24,313	22,438	49,951
Other fee and commission income	147,695	115,239	65,766
Customer Program ("NuSócios")			(11,180)
Total fee and commission income	$ 1,589,264	$ 1,237,018	$ 651,277